Warrants	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Warrants

NOTE 5 - WARRANTS

A summary of warrant activity during the three months ended June 30, 2011 is presented below:

	Amount	Range of Exercise Price		Weighted Average Exercise Price
Warrants outstanding at March 31, 2011	--		$--	$--
Exercised	(1,159,115,152)		$0.0000509	$0.0000509
Issued	1,159,115,152		$0.0000509	$0.0000509
Cancelled/Expired	--	$
Warrants outstanding at June 30, 2011	--	$		$--
Warrants exercisable at June 30, 2011	--	$		$--

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Black Scholes option pricing models at, and during the three months ended June 30, 2011:

Risk free interest rate	0.18% - 0.19%
Average expected life	1 year
Expected volatility	195% - 203%
Expected dividends	None

NOTE 8 - STOCK WARRANTS

From time to time, we issue warrants pursuant to equity financing arrangements.

The fair value of each warrant granted during the years ended March 31, 2011 and 2010 to consultants and other service providers is estimated using the Binomial Lattice option-pricing model on the date of grant.

The following table represents a summary of the warrants outstanding at March 31, 2011 and 2010 and changes during the years then ended:

	2011		2010
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	5,868,750	$0.05	7,677,732	$0.12
Issued	--	--	--	--
Expired/forfeited	(5,868,750)	0.05	(262,107)	2.23
Exercised	--	--	(1,546,875)	0.05
Outstanding and exercisable, end of year	--	$--	5,868,750	$0.05
Weighted average fair value of warrants issued		$--		$--